                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY




            Investment Company Act file number 811-09303 & 811-09923
                                               ---------------------



             KINETICS MUTUAL FUNDS, INC. & KINETICS PORTFOLIOS TRUST
             -------------------------------------------------------
               (Exact name of registrant as specified in charter)


                             1311 MAMARONECK AVENUE
                             WHITE PLAINS, NY 10605
                             ----------------------
               (Address of principal executive offices) (Zip code)


                         U.S. BANCORP FUND SERVICES, LLC
                            615 EAST MICHIGAN STREET
                               MILWAUKEE, WI 53202
                         -------------------------------
                     (Name and address of agent for service)



                                 (800) 930-3828
                                 ---------------
               Registrant's telephone number, including area code



Date of fiscal year end: DECEMBER 31, 2004
                         -----------------



Date of reporting period:  SEPTEMBER 30, 2004
                           ------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

--------------------------------------------------------------------------------
KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
THE INTERNET PORTFOLIO
Portfolio of Investments - September 30, 2004 (Unaudited)
--------------------------------------------------------------------------------


COMMON STOCKS - 63.72%+                                                              SHARES             VALUE
-----------------------                                                           ------------      -------------

ACCESS/BROADBAND - 6.11%+
PrimaCom AG ADR*                                                                       610,000      $     488,000
UnitedGlobalCom, Inc. - Class A*(2)                                                  1,500,000         11,205,000
                                                                                                    -------------
                                                                                                       11,693,000
                                                                                                    -------------

BUSINESS SERVICES - 2.22%+
eSPEED, Inc. - Class A*                                                                100,000            983,000
Greg Manning Auctions, Inc.*(2)                                                        144,000          1,611,360
Ritchie Bros. Auctioneers Incorporated                                                  54,000          1,655,100
                                                                                                    -------------
                                                                                                        4,249,460
                                                                                                    -------------

CELLULAR TELECOM SERVICES - 0.40%+
China Mobile Limited ADR                                                                50,000            765,000
                                                                                                    -------------

COMPUTER GRAPHICS - 0.04%+
Pixar*                                                                                   1,000             78,900
                                                                                                    -------------

COMPUTER HARDWARE/SOFTWARE - 2.08%+
Comdisco Holding Company, Inc.*(2)                                                     194,400          3,926,880
Apple Computer, Inc.*                                                                    1,000             38,750
                                                                                                    -------------
                                                                                                        3,965,630
                                                                                                    -------------

COMPUTER SERVICES - 8.85%+
Anteon International Corporation*                                                       24,000            879,600
CACI International, Inc. - Class A*                                                    248,000         13,089,440
ManTech International Corporation - Class A*                                           144,000          2,695,680
SunGard Data Systems, Inc.*                                                             10,000            237,700
                                                                                                    -------------
                                                                                                       16,902,420
                                                                                                    -------------

CONSULTING SERVICES - 0.49%+
FTI Consulting, Inc.*                                                                   50,000            945,000
                                                                                                    -------------

E-BUSINESS SERVICES - 4.85%+
Harris Interactive, Inc.*                                                            1,080,000          7,117,200
NetRatings, Inc.*                                                                      120,000          2,139,600
                                                                                                    -------------
                                                                                                        9,256,800
                                                                                                    -------------

E-COMMERCE - 10.47%+
CheckFree Corporation*(2)                                                              400,000         11,068,000
eBay, Inc.*(1)                                                                          36,000          3,309,840
Getty Images, Inc.*                                                                     32,900          1,819,370
MarketWatch.com, Inc.*                                                                 244,000          3,047,560
WebMD Corporation*(1)                                                                  109,000            758,640
                                                                                                    -------------
                                                                                                       20,003,410
                                                                                                    -------------


HOLDING COMPANY - 9.24%+
Groupe Bruxelles Lambert S.A.                                                           50,000          3,486,915
Leucadia National Corporation                                                          250,000         14,162,500
                                                                                                    -------------
                                                                                                       17,649,415
                                                                                                    -------------


INFRASTRUCTURE - 3.40%+
Lynch Interactive Corporation*                                                         185,000          6,475,000
Sunshine PCS Corporation - Class A*                                                    149,890             16,488
                                                                                                    -------------
                                                                                                        6,491,488
                                                                                                    -------------


--------------------------------------------------------------------------------
KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
THE INTERNET PORTFOLIO
Portfolio of Investments - September 30, 2004 (Unaudited)
--------------------------------------------------------------------------------


                                                                                     SHARES             VALUE
                                                                                  ------------      -------------

MEDIA CONTENT - 11.60%+
Marvel Enterprises, Inc.*                                                                  322      $       4,688
The E.W. Scripps Company - Class A                                                       1,600             76,448
The Washington Post Company - Class B                                                   24,000         22,080,000
                                                                                                    -------------
                                                                                                       22,161,136
                                                                                                    -------------

MULTIMEDIA - 1.48%+
Gemstar - TV Guide International, Inc.*                                                500,000          2,825,000
                                                                                                    -------------

SCHOOLS - 1.20%+
Apollo Group, Inc. - Class A*                                                           31,227          2,291,125
                                                                                                    -------------

WIRELESS INFRASTRUCTURE - 1.29%+
QUALCOMM, Inc.                                                                          16,000            624,640
Research In Motion Limited*                                                             24,000          1,832,160
                                                                                                    -------------
                                                                                                        2,456,800
                                                                                                    -------------
TOTAL COMMON STOCKS
 (cost $136,519,179)                                                                                  121,734,584
                                                                                                    =============


PREFERRED STOCKS - 2.77%+
-------------------------

CABLE TELEVISION PROVIDER - 0.12%+
Adelphia Communications Corporation -
 Series E, Conv, 7.500%, 11/15/2004
 (Default Effective 8/15/2002)*                                                        190,000            237,500
                                                                                                    -------------
E-COMMERCE - 2.65%+
InterActiveCorp - Series A, Conv,
1.990%, 2/4/2022(2)                                                                    108,104          5,053,862
                                                                                                    -------------
TOTAL PREFERRED STOCKS
 (cost $5,721,979)                                                                                      5,291,362
                                                                                                    =============

--------------------------------------------------------------------------------
KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
THE INTERNET PORTFOLIO
Portfolio of Investments - September 30, 2004 (Unaudited)
--------------------------------------------------------------------------------


                                                                                   PRINCIPAL
CORPORATE BONDS - 2.11%+                                                             AMOUNT             VALUE
------------------------                                                          ------------      -------------

ACCESS/BROADBAND - 0.77%+
UnitedGlobalCom, Inc., CLB, 10.750%, 2/15/2008                                      $2,000,000         $1,462,500
                                                                                                    -------------
     (Default Effective 10/16/2003)*/\++

INTERNET TECHNOLOGY INFRASTRUCTURE - 1.34%+
Level 3 Communications, Inc., CLB, 0.000%, 3/15/2010*/\(2)                           3,600,000          2,574,000
                                                                                                    -------------

TOTAL CORPORATE BONDS
   (cost $4,932,864)                                                                                    4,036,500
                                                                                                    =============

CORPORATE BONDS - CONVERTIBLE - 2.82%+
--------------------------------------

CABLE TELEVISION PROVIDER - 0.03%+
Adelphia Communications Corporation, Conv,
6.000%, 2/15/2006
(Default Effective 8/12/2002)*                                                         200,000             54,000
                                                                                                    -------------

INTERNET TECHNOLOGY INFRASTRUCTURE - 1.21%+
Level 3 Communications, Inc., CLB, 6.000%, 3/15/2010                                 4,600,000          2,323,000
                                                                                                    -------------

VENTURE CAPITAL - 1.58%+
Safeguard Scientifics, Inc., CLB, 5.000%, 6/15/2006                                  3,000,000          3,011,250
                                                                                                    -------------

TOTAL CORPORATE BONDS - CONVERTIBLE
   (cost $4,740,974)                                                                                    5,388,250
                                                                                                    =============



RIGHTS - 2.30%+                                                                      SHARES
---------------                                                                   ------------

CONTINGENT VALUE RIGHTS - 2.30%+
Comdisco Holding Company, Inc.#*                                                    12,000,699          4,380,255
                                                                                                    -------------
TOTAL RIGHTS (cost $3,161,089)                                                                          4,380,255
                                                                                                    =============

--------------------------------------------------------------------------------
KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
THE INTERNET PORTFOLIO
Portfolio of Investments - September 30, 2004 (Unaudited)
--------------------------------------------------------------------------------


PUT OPTIONS PURCHASED - 0.00%+                                                     CONTRACTS           VALUE
------------------------------                                                    ------------      -------------

eBAY, Inc.
          Expiring January 2005 at $20.00                                                  100        $       250
          Expiring January 2005 at $35.00                                                   50                125
                                                                                                    -------------
                                                                                                              375
                                                                                                    -------------
Electronic Arts Inc.
          Expiring January 2005 at $25.00                                                  100                500
                                                                                                    -------------

Internet HOLDRs Trust
          Expiring January 2006 at $60.00                                                    7              5,985
                                                                                                    -------------
TOTAL PUT OPTIONS
   (cost $115,779)                                                                                          6,860
                                                                                                    =============




                                                                                   PRINCIPAL
SHORT-TERM INVESTMENTS - 25.99%+                                                     AMOUNT
--------------------------------                                                  ------------

DISCOUNT NOTES - 25.98%+
Federal Home Loan Bank Discount Note, 1.0000%, 10/1/2004                           $49,619,000         49,619,000
                                                                                                    -------------

INVESTMENT COMPANIES - 0.01%+
First American Prime Obligations Fund - Class I                                         16,527             16,527
                                                                                                    -------------
TOTAL SHORT-TERM INVESTMENTS
   (cost $49,635,527)                                                                                  49,635,527
                                                                                                    =============

--------------------------------------------------------------------------------
KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
THE INTERNET PORTFOLIO
Portfolio of Investments - September 30, 2004 (Unaudited)
--------------------------------------------------------------------------------


                                                                                   PRINCIPAL
INVESTMENTS PURCHASED WITH CASH PROCEEDS                                             AMOUNT
FROM SECURITIES LENDING - 7.26%+(4)                                                OR SHARES            VALUE
----------------------------------------                                         ------------      -------------

MONEY MARKET FUNDS - 0.00%+
Merrill Lynch Premier Institutional Fund                                                 5,456       $      5,456
   (cost $5,456)                                                                                    -------------


REPURCHASE AGREEMENTS - 7.26%+
CS First Boston Repurchase Agreement,
   1.920%, 10/1/2004 (Cost $4,364,474)(3)                                           $4,364,474          4,364,474
                                                                                                    -------------

CS First Boston Repurchase Agreement,
   1.920%, 10/1/2004 (Cost $9,508,281)(3)                                            9,508,281          9,508,281
                                                                                                    -------------

TOTAL REPURCHASE AGREEMENTS
(cost $13,872,755)                                                                                     13,872,755
                                                                                                    =============

TOTAL INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING
   (cost $13,878,211)                                                                                  13,878,211
                                                                                                    =============

TOTAL INVESTMENTS - 106.97%+
   (COST $218,705,602)                                                                               $204,351,549
                                                                                                    =============


      * - Non-income producing security.
     /\ - Security has a stepped rate. The rate listed is as of September 30,
          2004.
      + - Calculated as a percentage of net assets.
     ++ - Fair Valued Security.
      # - Contingent value right (contingent upon profitability of company). ADR - American Depository Receipts.
    (1) - All or a portion of the shares have been committed as collateral for written option contracts.
    (2) - This security or a portion of this security was out on loan at September 30, 2004. Total loaned securities had a market value of $13,621,014 at September 30, 2004.
    (3) - Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.
    (4) - Total collateral received for securities loaned was $14,815,701 and included $937,490 in principal cash that remained uninvested at September 30, 2004.

--------------------------------------------------------------------------------
KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
THE INTERNET EMERGING GROWTH PORTFOLIO
Portfolio of Investments - September 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

COMMON STOCKS - 60.63%+                                                                     SHARES             VALUE
-----------------------                                                                     ------             -----

ACCESS/BROADBAND - 1.13%+

 PrimaCom AG ADR*                                                                              4,750       $      3,800
 UTStarcom, Inc.*                                                                              2,600             41,886
                                                                                                              ---------
                                                                                                                 45,686
                                                                                                              ---------

 BROADCAST SERVICES - 0.13%+

 Liberty Media Corporation - Class A*                                                            504              4,395
 Liberty Media International, Inc. - Class A*                                                     30              1,001
                                                                                                              ---------
                                                                                                                  5,396
                                                                                                              ---------
 BUSINESS SERVICES - 19.25%+

 eSPEED, Inc. - Class A*                                                                      10,000             98,300
 FactSet Research Systems, Inc.                                                                  400             19,280
 Interactive Data Corporation*                                                                13,000            244,660
 John H. Harland Company                                                                       1,000             31,350
 Valassis Communications, Inc.*                                                                2,300             68,034
 Websense, Inc.*                                                                               7,000            291,690
 Deluxe Corporation                                                                              700             28,714
                                                                                                              ---------
                                                                                                                782,028
                                                                                                              ---------

 COMPUTER HARDWARE/SOFTWARE - 4.63%+

 Comdisco Holding Company, Inc.*(2)                                                            9,300            187,860
                                                                                                              ---------

 COMPUTER SERVICES - 4.05%+

 SI International, Inc.*                                                                       7,500            164,325
                                                                                                              ---------

 DISTRIBUTION/WHOLESALE - 1.78%+

 Navarre Corporation*                                                                          5,000             72,450
                                                                                                              ---------

 E-BUSINESS SERVICES - 3.68%+

 NetRatings, Inc.*                                                                             6,700            119,461
 Digital River, Inc.*                                                                          1,000             29,780
                                                                                                              ---------
                                                                                                                149,241
                                                                                                              ---------
 HOLDINGS COMPANY - 5.08%+

 Groupe Bruxelles Lambert S.A.                                                                 1,200             83,686
 Naspers Limited ADR                                                                           1,547            122,383
                                                                                                              ---------
                                                                                                                206,069
                                                                                                              ---------
 INTERNET SEARCH ENGINES - 0.66%+

 Netease.com, Inc. ADR*                                                                          240              9,103
 SINA Corp*                                                                                      500             12,745
 Sohu.com, Inc.*                                                                                 300              4,989
                                                                                                              ---------
                                                                                                                 26,837
                                                                                                              ---------

 INFRASTRUCTURE - 9.14%+

 IDT Corporation*                                                                              5,300             77,274
 IDT Corporation - Class B*                                                                    5,300             79,659
 Lynch Interactive Corporation*                                                                6,100            213,500
 Sunshine PCS Corporation - Class A*                                                           6,000                660
                                                                                                              ---------
                                                                                                                371,093
                                                                                                              ---------

 INTERNET TECHNOLOGY/HARDWARE - 1.38%+

 CompuCom Systems, Inc.*                                                                      12,200             55,876
                                                                                                              ---------

 INTERNET TECHNOLOGY/SOFTWARE - 4.40%+

 ActivCard Corporation*                                                                        7,500             46,050
 Imergent, Inc. *                                                                              2,500             21,250
 Lionbridge Technologies, Inc.*                                                                4,000             34,360
 ProQuest Company*                                                                             3,000             77,100
                                                                                                              ---------
                                                                                                                178,760
                                                                                                              ---------

--------------------------------------------------------------------------------
KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
THE INTERNET EMERGING GROWTH PORTFOLIO
Portfolio of Investments - September 30, 2004 (Unaudited)
--------------------------------------------------------------------------------


                                                                                            SHARES             VALUE
                                                                                            ------             -----

 MULTIMEDIA - 0.70%+
 Gemstar - TV Guide International, Inc.*                                                       5,000       $     28,250
                                                                                                              ---------


 TELECOMMUNICATIONS - 0.70%+
 Warwick Valley Telephone Company                                                              1,200             28,512
                                                                                                              ---------
 TITLE INSURANCE - 3.92%+
 Fidelity National Financial, Inc.                                                             4,173            158,991
                                                                                                              ---------

 TOTAL COMMON STOCKS
      (cost $1,993,709)                                                                                       2,461,374
                                                                                                              =========


 PREFERRED STOCKS - 0.06%+
 -------------------------

 WEB HOSTING/ DESIGN - 0.06%+
 PTV, Inc.- Series A, CLB, 10.000%, 01/10/2023                                                   500              2,613
                                                                                                              ---------
  TOTAL PREFERRED STOCKS
      (cost $3,875)                                                                                               2,613
                                                                                                              =========


                                                                                          PRINCIPAL
 CORPORATE BONDS - 6.52%+                                                                  AMOUNT
 ------------------------                                                                 ---------

 INFRASTRUCTURE - 6.52%+
 RCN Corporation, CLB, 11.125%, 10/15/2007 (In Default)*/\                                $  200,000            104,000
 Level Three Communications, Inc., CLB, 0.000%, 3/15/2010*/\                                 225,000            160,875
                                                                                                              ---------
 TOTAL CORPORATE BONDS
    (cost $308,816)                                                                                             264,875
                                                                                                              =========

 CORPORATE BONDS - CONVERTIBLE - 3.27%+
 --------------------------------------

 INFRASTRUCTURE - 3.27%
 Conexant Systems, Inc., CLB, 4.000%, 2/1/2007*                                              150,000            132,750

 TOTAL CORPORATE BONDS - CONVERTIBLE
    (cost $110,409)                                                                                             132,750
                                                                                                              =========

 RIGHTS - 5.23%+                                                                            SHARES
 ---------------                                                                            ------

 CONTINGENT VALUE RIGHTS - 5.23%+
 Comdisco Holding Company, Inc.#*                                                            581,000            212,065
                                                                                                              =========
 TOTAL RIGHTS (cost $245,273)

--------------------------------------------------------------------------------
KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
THE INTERNET EMERGING GROWTH PORTFOLIO
Portfolio of Investments - September 30, 2004 (Unaudited)
-------------------------------------------------------------------------------

                                                                                          PRINCIPAL
 SHORT-TERM INVESTMENTS - 24.50%+                                                          AMOUNT              VALUE
 ---------------------------------                                                        ---------            -----

 DISCOUNT NOTES - 19.36%+
 Federal Home Loan Bank Discount Note, 1.0000%, 10/01/2004                                $  786,000       $    786,000
                                                                                                           ------------

 VARIABLE RATE DEMAND NOTES** - 5.14%+
 American Family, 1.4525%                                                                     44,021             44,021
 U.S. Bank, N.A., 1.5900%                                                                    101,732            101,732
 Wisconsin Corporate Central Credit Union, 1.5100%                                            62,955             62,955
                                                                                                           ------------
                                                                                                                208,708
                                                                                                           ------------

 TOTAL SHORT-TERM INVESTMENTS
      (cost $994,708)                                                                                           994,708
                                                                                                           ============


                                                                                          PRINCIPAL
                                                                                           AMOUNT
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 4.72%+(4)              OR SHARES
----------------------------------------------------------------------------              ---------


MONEY MARKET FUNDS - 0.00%+

Merrill Lynch Premier Institutional Fund
   (cost $75)                                                                                     75                 75
                                                                                                           ------------
REPURCHASE AGREEMENTS - 4.72%+

CS First Boston Repurchase Agreement,
   1.920%, 10/1/2004 (Cost $60,272)(3)                                                    $   60,272             60,272
                                                                                                           ------------
CS First Boston Repurchase Agreement,
   1.920%, 10/1/2004 (Cost $131,306)(3)                                                      131,306            131,306
                                                                                                           ------------

TOTAL REPURCHASE AGREEMENTS
(cost $191,578)                                                                                                 191,578
                                                                                                           ============

TOTAL INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING
   (cost $191,653)                                                                                              191,653
                                                                                                           ============

 TOTAL INVESTMENTS - 104.93%+
      (COST $3,848,443)                                                                                    $  4,260,038
                                                                                                           ============

*   - Non-income producing security.
**  - Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of September 30, 2004.
/\ - Security has a stepped rate. The rate is listed as of September 30, 2004. ADR - American Depository Receipts.
+   - Calculated as a percentage of net assets.
#   - Contingent value right (contingent upon profitability of company).
(2) - This security or a portion of this security was out on loan at September 30, 2004. Total loaned securities had a market value of $176,700 at September 30, 2004.
(3) - Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.
(4) - Total collateral received for securities loaned was $204,599 and included $12,946 in principal cash that remained uninvested at September 30, 2004.

--------------------------------------------------------------------------------
KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
THE PARADIGM PORTFOLIO
Portfolio of Investments - September 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

COMMON STOCKS - 92.92%+                                                                   SHARES               VALUE
-----------------------                                                                  --------              -----

 AGRICULTURAL CHEMICALS - 0.01%+
 Potash Corporation Of Saskatchewan, Inc.                                                     100          $   6,417.00
                                                                                                           ------------
 AGRICULTURAL OPERATIONS - 0.16%+
 Bunge Limited                                                                              2,000                79,960
 Archer-Daniels-Midland Company                                                             3,000                50,940
                                                                                                           ------------
                                                                                                                130,900
                                                                                                           ------------

 AIRLINES - 1.19%+

 China Eastern Airlines Corporation Limited ADR*(2)                                        25,000               514,250
 China Southern Airlines Corporation Limited ADR*(2)                                       25,000               460,853
                                                                                                           ------------
                                                                                                                975,103
                                                                                                           ------------
 AUTO INSURANCE - 3.86%+

 The Progressive Corporation                                                               36,600             3,101,850
 Mercury General Corporation                                                                1,000                52,890
                                                                                                           ------------
                                                                                                              3,154,740
                                                                                                           ------------

 AUTO MANUFACTURING - 0.44%+

 Great Wall Automobile Holdings Company, Limited*                                          40,000                18,979
 Brilliance China Automotive Holdings Limited ADR(2)                                       17,000               342,040
                                                                                                           ------------
                                                                                                                361,019
                                                                                                           ------------

 BEVERAGES - 0.01%+

 Taittinger S.A.                                                                               25                 6,005
                                                                                                           ------------

 BUSINESS SERVICES - 1.64%+

 Iron Mountain Incorporated*                                                                1,500                50,775
 Deluxe Corporation                                                                        10,000               410,200
 Moody's Corporation                                                                       12,000               879,000
                                                                                                           ------------
                                                                                                              1,339,975
                                                                                                           ------------

 CELLULAR TELECOM SERVICES - 0.04%+

 China Mobile Hong Kong Limited ADR                                                         2,000                30,600
                                                                                                           ------------

 COMPUTER SERVICES - 1.16%+

 CACI International, Inc. - Class A*                                                       18,000               950,040
                                                                                                           ------------

 CONSULTING SERVICES - 0.05%+

 FTI Consulting, Inc.*                                                                      2,000                37,800
                                                                                                           ------------

 DATA PROCESSING SERVICES - 1.92%+

 First Data Corporation                                                                    36,000             1,566,000
                                                                                                           ------------

 DOMESTIC UTILITIES-ELECTRIC - 4.00%+

 Allegheny Energy, Inc.*(2)                                                               144,000             2,298,240
 PG&E Corporation*                                                                         24,000               729,600
 TXU Corporation                                                                            5,000               239,600
                                                                                                           ------------
                                                                                                              3,267,440
                                                                                                           ------------
 ENERGY-EXPLORATION & PRODUCTION - 6.88%+

 CNOOC Limited ADR                                                                         22,400             1,178,240
 EnCana Corporation                                                                         6,000               277,800
 Suncor Energy, Inc.                                                                      128,000             4,097,280
 Nexen, Inc.                                                                                1,800                75,222
                                                                                                           ------------
                                                                                                              5,628,542
                                                                                                           ------------
 ENERGY-INTEGRATED - 0.88%+

 PetroChina Company Limited ADR                                                             4,800               258,048
 Statoil ASA ADR                                                                            2,000                28,880
 Shell Canada Limited                                                                       3,600               196,278
 Imperial Oil, Ltd.                                                                         3,000               155,130
 China Petroleum and Chemical Corporation (Sinopec) ADR                                     2,000                82,100
                                                                                                           ------------
                                                                                                                720,436
                                                                                                           ------------
 ENERGY-PIPELINE - 11.56%+

 El Paso Corporation                                                                      555,000             5,100,450
 The Williams Companies, Inc.                                                             360,000             4,356,000
                                                                                                           ------------
                                                                                                              9,456,450
                                                                                                           ------------

--------------------------------------------------------------------------------
KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
THE PARADIGM PORTFOLIO
Portfolio of Investments - September 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

                                                                                           SHARES            VALUE
                                                                                          -------         ----------

 FINANCE - 7.70%+

 Deutsche Boerse AG                                                                           400         $20,245.00
 Equifax, Inc.                                                                                100              2,636
 Euronext NV                                                                                9,600            269,464
 Hong Kong Exchanges & Clearing Limited                                                    36,000             81,944
 Legg Mason, Inc.                                                                          18,000            958,860
 London Stock Exchange PLC                                                                  6,857             42,808
 M&T Bank Corporation                                                                      36,400          3,483,480
 The Student Loan Corporation                                                               1,800            255,150
 Wells Fargo and Company                                                                   18,000          1,073,340
 Jefferies Group, Inc.                                                                      3,000            103,410
 TSX Group, Inc.                                                                              200              7,285
                                                                                                           ---------
                                                                                                           6,298,622
                                                                                                           ---------
 FOOD-MISC/DIVERSIFIED - 0.17%+

 McCormick & Company, Incorporated                                                          1,000             34,340
 Cadbury Schweppes PLC ADR                                                                  2,000             61,820
 The J.M. Smucker Company                                                                   1,000             44,410
                                                                                                           ---------
                                                                                                             140,570
                                                                                                           ---------

 FOREIGN UTILITIES- ELECTRIC - 4.27%+

 Huaneng Power International, Inc. ADR                                                     59,000          1,909,240
 Korea Electric Power Corporation ADR(2)                                                  150,000          1,582,500
                                                                                                           ---------
                                                                                                           3,491,740
                                                                                                           ---------
 HOLDING COMPANIES - 13.71%+

 Berkshire Hathaway Inc. - Class B*                                                         1,400          4,019,400
 Brascan Corporation - Class A                                                              1,500             45,300
 Groupe Bruxelles Lambert S.A.                                                             14,000            976,336
 Loews Corporation                                                                         12,000            702,000
 Leucadia National Corporation                                                             85,200          4,826,580
 Pargesa Holding AG - Class B                                                                  48            146,072
 Wesco Financial Corporation                                                                1,400            492,100
                                                                                                          ----------
                                                                                                          11,207,788
                                                                                                          ----------
 HOSPITALITY - 0.01%+

 Societe du Lourve                                                                            100             10,054
                                                                                                           ---------
 INDEPENDENT POWER PRODUCER - 3.08%+

 Reliant Energy, Inc.*                                                                    270,000          2,519,100
                                                                                                           ---------
 INSURANCE - DIVERSIFIED - 0.15%+

 China Life Insurance Company, Limited ADR*                                                 3,000             76,560
 Power Corporation of Canada*                                                               2,000             45,672
                                                                                                           ---------
                                                                                                             122,232
                                                                                                           ---------

 MEDIA CONTENT - 7.12%+

 Dow Jones & Company, Inc.                                                                    100              4,061
 Meredith Corporation                                                                       2,000            102,760
 Pearson PLC ADR                                                                            1,175             12,725
 The E.W. Scripps Company - Class A                                                         7,200            344,016
 The New York Times Company - Class A                                                         600             23,460
 The Walt Disney Company                                                                    8,000            180,400
 The Washington Post Company - Class B                                                      5,600          5,152,000
                                                                                                           ---------
                                                                                                           5,819,422
                                                                                                           ---------
 MINING - 1.07%+

 Anglo American PLC ADR                                                                    36,000            873,000
                                                                                                           ---------

 NON-FERROUS METALS - 0.01%+

 Cameco Corporation                                                                           100              7,924
                                                                                                           ---------

--------------------------------------------------------------------------------
KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
THE PARADIGM PORTFOLIO
Portfolio of Investments - September 30, 2004 (Unaudited)
--------------------------------------------------------------------------------


                                                                                            SHARES             VALUE
                                                                                            ------             -----

PHARMACEUTICALS - 0.22%+

China Pharmaceutical Group Limited                                                           720,000       $    180,968
                                                                                                              ---------

PROPERTY/CASUALTY INSURANCE - DIVERSIFIED - 8.00%+

Alleghany Corporation*                                                                           612            167,015
PICC Property and Casualty Company, Limited*                                                 180,000             63,477
White Mountains Insurance Group, Ltd.                                                         12,000          6,312,000
                                                                                                             ----------
                                                                                                              6,542,492
                                                                                                             ----------

PUBLIC THOROUGHFARES - 1.97%+

Anhui Expressway Company, Limited                                                            600,000            259,680
Jiangsu Expressway Company, Limited                                                          800,000            346,240
Shenzhen Expressway Company Limited                                                          900,000            305,846
Sichuan Expressway Company Limited                                                         2,400,000            301,614
Zhejiang Expressway Company, Limited                                                         600,000            392,406
                                                                                                             ----------
                                                                                                              1,605,786
                                                                                                             ----------

PUBLISHING - 0.08%+

John Wiley & Sons, Inc.- Class B                                                               2,000             64,200
                                                                                                             ----------

REAL ESTATE DEVELOPMENT - 0.78%+

Forest City Enterprises, Inc. - Class A                                                        5,000            275,500
Texas Pacific Land Trust                                                                       3,600            359,856
The St. Joe Company                                                                              100              4,777
                                                                                                             ----------
                                                                                                                640,133
                                                                                                             ----------

REAL ESTATE DIVERSIFIED - 0.09%+

Vornado Realty Trust                                                                           1,200             75,216
                                                                                                             ----------

RE-INSURANCE - 0.40%+

Montpelier Re Holdings, Ltd.(2)                                                                4,000            146,720
Renaissance Re Holdings, Ltd.                                                                  3,600            185,688
                                                                                                             ----------
                                                                                                                332,408
                                                                                                             ----------
RETAIL - DIVERSIFIED - 3.57%+

Kmart Holding Corporation*(2)                                                                 33,400          2,921,498
                                                                                                             ----------

SECURITIES EXCHANGES - 0.71%+

The Chicago Mercantile Exchange                                                                3,600            580,680
                                                                                                             ----------

SPECIALTY INSURANCE - 0.45%+

Markel Corporation*                                                                            1,200            370,080
                                                                                                             ----------

TITLE INSURANCE - 0.23%+

Fidelity National Financial, Inc.                                                              5,000            190,500
                                                                                                             ----------

TRANSPORT - SERVICES - 0.51%+

Expeditors International of Washington, Inc.                                                   8,000            413,600
                                                                                                             ----------

UTILITIES - DIVERSIFIED - 4.56%+

CenterPoint Energy, Inc.                                                                     360,000          3,729,600
                                                                                                             ----------

WATER - 0.26%+

Suez SA ADR                                                                                   10,000            216,000
                                                                                                             ----------
TOTAL COMMON STOCKS
     (cost $63,511,021)                                                                                      75,985,080
                                                                                                             ==========

--------------------------------------------------------------------------------
KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
THE PARADIGM PORTFOLIO
Portfolio of Investments - September 30, 2004 (Unaudited)
--------------------------------------------------------------------------------



 PREFERRED STOCKS - 0.19%+                                                                  SHARES             VALUE
 -------------------------                                                                  ------             -----

 ENERGY - PIPELINE - 0.06%+

 The Williams Companies, Inc., Conv, 9.000%. 2/16/2005                                         4,000       $     54,000
                                                                                                             ----------
                                                                                                                 54,000
                                                                                                             ----------

 UTILITIES - ELECTRIC - 0.13%+

 Pacific Gas and Electric Company - Series G, CLB, 4.800%, 10/27/2004                          1,200             24,462
 Pacific Gas and Electric Company - Series H, CLB, 4.500%, 10/27/2004                          1,800             34,560
 Pacific Gas and Electric Company - Series I, CLB, 4.360%, 10/27/2004                          2,400             44,040
                                                                                                             ----------
                                                                                                                103,062
                                                                                                             ----------

 TOTAL PREFERRED STOCKS
    (cost $113,376)                                                                                             157,062
                                                                                                             ==========


 PUT OPTIONS PURCHASED - 0.00%+                                                           CONTRACTS
 ------------------------------                                                           ---------

 The Kroger Co.
     Expiring January 2005 at $10.00                                                             100                500
                                                                                                             ----------
                                                                                                                    500
                                                                                                             ----------

 TOTAL PUT OPTIONS PURCHASED
    (cost $4,830)                                                                                                   500
                                                                                                             ==========


                                                                                          PRINCIPAL
 SHORT-TERM INVESTMENTS - 6.99%+                                                           AMOUNT
 -------------------------------                                                          ---------

 DISCOUNT NOTES - 4.85%+

 Federal Home Loan Bank Discount Note
 1.0000%, 10/01/2004                                                                     $ 3,963,000          3,963,000
                                                                                                             ----------

 VARIABLE RATE DEMAND NOTES** - 2.14%+

 American Family, 1.4525%                                                                        524                524
 U.S. Bank, N.A., 1.5900%                                                                  1,753,543          1,753,543
 Wisconsin Corporate Central Credit Union, 1.5100%                                             1,571              1,571
                                                                                                             ----------
                                                                                                              1,755,638
                                                                                                             ----------

 TOTAL SHORT-TERM INVESTMENTS
    (cost $5,718,638)                                                                                         5,718,638
                                                                                                             ==========

--------------------------------------------------------------------------------
KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
THE PARADIGM PORTFOLIO
Portfolio of Investments - September 30, 2004 (Unaudited)
--------------------------------------------------------------------------------



                                                                                          PRINCIPAL
                                                                                           AMOUNT
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 7.61%+(4)              OR SHARES           VALUE
----------------------------------------------------------------------------             -----------       ------------

MONEY MARKET FUNDS - 0.00%+

Merrill Lynch Premier Institutional Fund                                                       2,447       $      2,447
   (cost $2,447)                                                                                           ------------


REPURCHASE AGREEMENTS - 7.61%+

CS First Boston Repurchase Agreement,
   1.920%, 10/1/2004 (Cost $1,957,897)(3)                                                $ 1,957,897          1,957,897
                                                                                                           ------------
CS First Boston Repurchase Agreement,
   1.920%, 10/1/2004 (Cost $4,265,400)(3)                                                  4,265,400          4,265,400
                                                                                                           ------------

TOTAL REPURCHASE AGREEMENTS                                                                                   6,223,297
  (cost $6,223,297)                                                                                        ============

TOTAL INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING
   (cost $6,225,744)                                                                                          6,225,744
                                                                                                           ============

TOTAL INVESTMENTS - 107.71%+
   (COST $75,573,609)                                                                                      $ 88,087,024
                                                                                                           ============



*   - Non-income producing security.
**  - Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of September 30, 2004.
ADR - American Depository Receipts.
+   - Calculated as a percentage of Net Assets.
(2) - This security or a portion of this security was out on loan at September 30, 2004. Total loaned securities had a market value of $6,378,447 at September 30, 2004.
(3) - Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.
(4) - Total collateral received for securities loaned was $6,646,300 and included $420,556 in principal cash that remained uninvested at September 30, 2004.

--------------------------------------------------------------------------------
KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
THE MEDICAL PORTFOLIO
Portfolio of Investments - September 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

COMMON STOCKS - 90.00%+                                                                  SHARES          VALUE
-----------------------                                                                ----------      ----------

AGRICULTURAL OPERATIONS - 0.81%+
Monsanto Company                                                                            4,915      $  179,004
                                                                                                       ----------

BIOMEDICAL - 31.71%+
Amgen, Inc.*                                                                                9,800         555,464
AEterna Zentaris, Inc.(2)                                                                   9,000          51,660
Antigenics, Inc.*                                                                             892           5,379
Arena Pharmaceuticals, Inc.*                                                               14,000          60,340
AVAX Technologies, Inc.*                                                                   50,000           6,000
Avigen, Inc.*(2)                                                                           18,000          67,140
Biogen Idec, Inc.*                                                                         27,250       1,666,883
Biomira, Inc.*                                                                             37,000          53,650
Cambridge Antibody Technology Group PLC ADR*(2)                                            15,000         163,500
Cell Genesys, Inc.*                                                                        11,725         105,173
Chiron Corporation*(1)                                                                     33,000       1,458,600
deCODE genetics, Inc.*                                                                      8,000          60,240
EntreMed, Inc.*(2)                                                                         11,000          19,030
Genencor International, Inc.*                                                              20,000         321,000
Genzyme Corporation*                                                                        8,461         460,363
Human Genome Sciences, Inc.*                                                               17,000         185,470
ILEX Oncology, Inc.*                                                                       29,000         729,930
Isis Pharmaceuticals, Inc.*                                                                 5,000          24,500
Medarex, Inc.*                                                                             20,000         147,600
Millennium Pharmaceuticals, Inc.*                                                          20,296         278,258
NeoRx Corporation*                                                                         27,000          46,170
Progenics Pharmaceuticals, Inc.*                                                            3,200          46,880
Protein Design Labs, Inc.*                                                                 12,000         234,960
Savient Pharmaceuticals, Inc.*                                                             34,000          78,200
Sirna Therapeutics, Inc.*                                                                   3,491          10,682
SuperGen, Inc.*(2)                                                                         14,000          86,520
Targeted Genetics Corporation*                                                             10,000          13,700
Vical Incorporated*                                                                        13,500          64,814
                                                                                                       ----------
                                                                                                        7,002,106
                                                                                                       ----------


CHEMICALS-DIVERSIFIED - 3.86%+
Akzo Nobel N.V. ADR                                                                        10,000         355,000
Lonza Group AG                                                                             11,000         497,277
                                                                                                       ----------
                                                                                                          852,277
                                                                                                      -----------

DRUG DELIVERY SYSTEMS - 0.24%+
Hospira, Inc. *                                                                             1,700          52,020
                                                                                                       ----------

MEDICAL LABS/TESTING SERVICES - 0.58%+
IMPATH, Inc.*                                                                              26,000         128,700
                                                                                                       ----------

PHARMACEUTICALS - 52.80%+
Abbott Laboratories                                                                        17,000         720,120
Atlanta AG ADR                                                                             14,000         830,900
Bristol-Meyers Squibb Company                                                              15,000         355,050
China Pharmaceutical Group Limited                                                      1,440,000         361,937
Cubist Pharmaceuticals, Inc.*                                                               4,000          39,520

--------------------------------------------------------------------------------
KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
THE MEDICAL PORTFOLIO
Portfolio of Investments - September 30, 2004 (Unaudited)
--------------------------------------------------------------------------------


                                                                                         SHARES          VALUE
                                                                                       ----------     -----------

PHARMACEUTICALS - 52.80%+ (CONTINUED)
Eli Lilly and Company                                                                       3,000     $   180,150
GlaxoSmithKline PLC ADR                                                                    22,673         991,490
ImmunoGen, Inc.*                                                                            6,000          30,300
Isotechnika, Inc. *                                                                        15,000          20,623
Johnson & Johnson                                                                          10,000         563,300
MedImmune, Inc.*                                                                           29,500         699,150
Merck & Co., Inc.                                                                          10,000         330,000
MGI Pharma, Inc.*(1)                                                                       20,000         533,800
Novartis AG ADR                                                                            49,000       2,286,830
OSI Pharmaceuticals, Inc.*                                                                    737          45,296
Pfizer, Inc.                                                                               21,554         659,552
Roche Holding AG ADR                                                                        4,000         413,230
Sanofi-Aventis ADR                                                                          4,723         172,909
Schering AG ADR                                                                            19,000       1,192,250
Serono SA ADR                                                                              12,000         183,960
Theragenics Corporation*                                                                    2,000           7,300
Wyeth                                                                                      27,900       1,043,460
                                                                                                      -----------
                                                                                                       11,661,127
                                                                                                      -----------
TOTAL COMMON STOCKS
   (cost $20,930,600)                                                                                  19,875,234
                                                                                                      ===========

RIGHTS - 0.01%+
---------------

CONTINGENT VALUE RIGHTS - 0.01%+
OSI Pharmaceuticals, Inc.#*                                                                13,000           1,170
                                                                                                      -----------
TOTAL RIGHTS (cost $0)                                                                                      1,170
                                                                                                      ===========

                                                                                       PRINCIPAL
CORPORATE BONDS - CONVERTIBLE - 0.67%+                                                   AMOUNT
--------------------------------------                                                 ----------

BIOMEDICAL - 0.67%+
Human Genome Sciences, Inc., CLB, 5.000%, 2/1/2007                                       $150,000         148,875
                                                                                                      -----------
TOTAL CORPORATE BONDS - CONVERTIBLE
   (cost $123,828)                                                                                        148,875
                                                                                                      ===========

PUT OPTIONS PURCHASED - 0.33%+                                                         CONTRACTS
------------------------------                                                         ----------

Chiron Corporation
          Expiring January 2005 at $40.00                                                     100          11,500
                                                                                                      -----------
                                                                                                           11,500
MGI Pharma, Inc.
          Expiring January 2005 at $27.50                                                     200          62,000
                                                                                                      -----------
                                                                                                           62,000

TOTAL PUT OPTIONS PURCHASED
   (cost $92,600)                                                                                          73,500
                                                                                                      ===========

--------------------------------------------------------------------------------
KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
THE MEDICAL PORTFOLIO
Portfolio of Investments - September 30, 2004 (Unaudited)
--------------------------------------------------------------------------------


                                                                                        PRINCIPAL
SHORT-TERM INVESTMENTS - 5.19%+                                                          AMOUNT          VALUE
-------------------------------                                                        ----------     -----------

DISCOUNT NOTES - 0.90%+
Federal Home Loan Bank Discount Note
1.0000%, 10/1/2004                                                                       $199,000     $   199,000
                                                                                                      -----------

VARIABLE RATE DEMAND NOTES** - 4.29%+
American Family, 1.4525%                                                                  336,340         336,340
U.S. Bank, N.A., 1.5900%                                                                  610,080         610,080
Wisconsin Corporate Central Credit Union, 1.5100%                                             942             942
                                                                                                      -----------
                                                                                                          947,362
                                                                                                      -----------

TOTAL SHORT-TERM INVESTMENTS
   (cost $1,146,362)                                                                                    1,146,362
                                                                                                      ===========

INVESTMENTS PURCHASED WITH CASH                                                         PRINCIPAL
PROCEEDS FROM SECURITIES LENDING -                                                       AMOUNT
1.49%+(4)                                                                               OR SHARES
----------------------------------                                                     ----------

MONEY MARKET FUNDS - 0.00%+
Merrill Lynch Premier Institutional Fund                                                      129             129
   (cost $129)                                                                                        -----------

REPURCHASE AGREEMENTS - 1.49%+
CS First Boston Repurchase Agreement,
   1.920%, 10/1/2004 (Cost $103,193)(3)                                                  $103,193         103,193
                                                                                                      -----------

CS First Boston Repurchase Agreement,
   1.920%, 10/1/2004 (Cost $224,812)(3)                                                   224,812         224,812
                                                                                                      -----------

TOTAL REPURCHASE AGREEMENTS
(cost $328,005)                                                                                           328,005
                                                                                                      ===========

TOTAL INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING
   (cost $328,134)                                                                                        328,134
                                                                                                      ===========

TOTAL INVESTMENTS - 97.69%+
   (COST $22,621,524)                                                                                 $21,573,275
                                                                                                      ===========


      *  - Non-income producing security.
     ** - Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of September 30, 2004.
    ADR  - American Depository Receipts.
      #  - Contingent value right (contingent upon profitability of company).
      +  - Calculated as a percentage of net assets.
     (1) - All or a portion of the shares have been committed as collateral for written option contracts.
     (2) - This security or a portion of this security was out on loan at September 30, 2004. Total loaned securities had a market value of $328,489 at September 30, 2004.
     (3) - Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.
     (4) - Total collateral received for securities loaned was $350,300 and included $22,166 in principal cash that remained uninvested at September 30, 2004.

--------------------------------------------------------------------------------
KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
THE SMALL CAP OPPORTUNITIES PORTFOLIO
Portfolio of Investments - September 30, 2004 (Unaudited)
--------------------------------------------------------------------------------



COMMON STOCKS - 90.64%+                                                             SHARES                  VALUE
-----------------------                                                         --------------          -------------

 ACCESS/BROADBAND - 1.01%+

 PrimaCom AG, ADR*                                                                      54,000             $   43,200
 UnitedGlobalCom, Inc. - Class A*                                                       30,000                224,100
                                                                                                        -------------
                                                                                                              267,300
                                                                                                        -------------

 AIRLINES - 3.98%+

 China Eastern Airlines Corporation Limited ADR*                                        27,000                555,390
 China Southern Airlines Company Limited ADR*(2)                                        27,000                497,721
                                                                                                        -------------
                                                                                                            1,053,111
                                                                                                        -------------

 AUTO MANUFACTURING - 1.38%+

 Oshkosh Truck Corporation                                                                 400                 22,824
 Brilliance China Automotive Holdings Limited - ADR(2)                                  17,000                342,040
                                                                                                        -------------
                                                                                                              364,864
                                                                                                        -------------


 BANKS - 5.42%+

 Banque du Liban et d'Outre-Mer S.A.L. (BLOM) - Class B GDR                              7,200                185,400
 Cathay General Bancorp                                                                  4,800                178,512
 Center Financial Corporation                                                            8,400                159,768
 East West Bancorp, Inc.                                                                 4,800                161,232
 Hanmi Financial Corporation                                                             4,831                145,896
 Nara Bancorp, Inc.                                                                      9,200                185,380
 UCBH Holdings, Inc.                                                                     4,800                187,536
 Wilshire Bancorp, Inc.*                                                                 5,400                162,972
 Farmers & Merchants Bank of Long Beach                                                     12                 68,100
                                                                                                        -------------
                                                                                                            1,434,796
                                                                                                        -------------

 BUSINESS SERVICES - 9.34%+

 Deluxe Corporation                                                                     24,000                984,480
 Loring Ward International, Limited*                                                    10,000                      -
 Quanta Services, Inc.*                                                                200,000              1,210,000
 Ritchie Bros. Auctioneers Incorporated                                                  8,600                263,590
 Sotheby's Holdings, Inc. - Class A*                                                       800                 12,576
                                                                                                        -------------
                                                                                                            2,470,646
                                                                                                        -------------

 COMPUTER HARDWARE/SOFTWARE - 0.05%+

 Comdisco Holding Company, Inc.*(2)                                                        600                 12,120
                                                                                                        -------------

 COMPUTER SERVICES - 6.73%+

 Anteon International Corporation*                                                       1,800                 65,970
 CACI International Inc. - Class A*                                                     24,000              1,266,720
 ManTech International Corporation - Class A*                                           24,000                449,280
                                                                                                        -------------
                                                                                                            1,781,970
                                                                                                        -------------

 CONSULTING SERVICES - 1.29%+

 FTI Consulting, Inc.*                                                                  18,000                340,200
                                                                                                        -------------

 DEFENSE - 0.06%+

 Armor Holdings, Inc.*                                                                     400                 16,644
                                                                                                        -------------

 ENERGY - 2.59%+

 Calpine Corporation*(2)                                                               236,000                684,400
                                                                                                        -------------

 FINANCE - 0.61%+

 Knight Trading Group, Inc. - Class A*                                                  14,000                129,220
 Van der Moolen Holding N.V. ADR*                                                        5,000                 33,000
                                                                                                        -------------
                                                                                                              162,220
                                                                                                        -------------

 FOREIGN UTILITIES - ELECTRIC - 0.55%+

 Datang International Power Generation Company Limited                                  72,000                 58,630
 Huadian Power International Corporation Limited                                       144,000                 47,089
 China Resources Power Holdings Company Limited                                         72,000                 41,318
                                                                                                        -------------
                                                                                                              147,037
                                                                                                        -------------

 HOLDING COMPANY - 0.07%+

 PICO Holdings, Inc.*                                                                    1,000                 19,030
                                                                                                        -------------

 INDEPENDENT POWER PRODUCER - 8.46%+

 Reliant Energy, Inc.*                                                                 240,000              2,239,200
                                                                                                        -------------

 INFRASTRUCTURE - 0.03%+

 Lynch Interactive Corporation*                                                            200                  7,000
                                                                                                        -------------

 INVESTMENT MANAGEMENT - 1.28%+

 Gabelli Asset Management, Inc.                                                          1,000                 42,850
 Nuveen Investments, Inc. - Class A                                                     10,000                296,000
                                                                                                        -------------
                                                                                                              338,850
                                                                                                        -------------

 LIFE INSURANCE - 0.18%+

 National Western Life Insurance Company - Class A*                                        300                 48,870
                                                                                                        -------------

 MANUFACTURING - 0.02%+

 Steinway Musical Instruments, Inc.*                                                       200                  5,440
                                                                                                        -------------

 MEDIA CONTENT - 0.17%+

 Marvel Enterprises, Inc.*                                                               3,000                 43,680
                                                                                                        -------------

 METAL FABRICATION - 0.30%+

 Commercial Metals Company                                                               2,000                 79,440
                                                                                                        -------------

--------------------------------------------------------------------------------
KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
THE SMALL CAP OPPORTUNITIES PORTFOLIO
Portfolio of Investments - September 30, 2004 (Unaudited)
--------------------------------------------------------------------------------



                                                                                  SHARES                VALUE
                                                                                -----------          ------------

 MINING - 3.15%+

 Aber Diamond Corporation*                                                            7,200           $   249,120
 Goldcorp, Inc.                                                                       2,000                27,720
 Stillwater Mining Company*                                                          36,000               558,000
                                                                                                     ------------
                                                                                                          834,840
                                                                                                     ------------

 MULTIMEDIA - 1.54%+

 Gemstar - TV Guide International, Inc.*                                             72,000               406,800
                                                                                                     ------------

 PROPERTY/CASUALTY INSURANCE - 2.96%+

 Alleghany Corporation*                                                               2,004               546,892
 RLI Corporation                                                                      4,000               150,200
 Safety Insurance Group, Inc.                                                         2,000                44,460
 Zenith National Insurance Corporation                                                1,000                42,310
                                                                                                     ------------
                                                                                                          783,862
                                                                                                     ------------

 PUBLIC THOROUGHFARES - 0.17%+

 Sichuan Expressway Company Limited                                                 360,000                45,242
                                                                                                     ------------

 PUBLISHING - 6.12%+
 Courier Corporation                                                                  7,200               300,096
 John Wiley & Sons, Inc. - Class A                                                   14,400               460,080
 R.H. Donnelley Corporation*                                                         12,000               592,320
 Value Line, Inc.                                                                     7,200               266,400
                                                                                                     ------------
                                                                                                        1,618,896
                                                                                                     ------------

 REAL ESTATE DEVELOPMENT - 9.67%+

 Alexander's, Inc.*                                                                     300                59,730
 American Real Estate Partners, L.P.*                                                76,000             1,605,120
 Forest City Enterprises, Inc. - Class A                                                400                22,040
 HomeFed Corporation*                                                                   100                 4,275
 Texas Pacific Land Trust                                                             8,600               859,656
 United Capital Corporation*                                                            400                 9,140
                                                                                                     ------------
                                                                                                        2,559,961
                                                                                                     ------------

 RETAIL - 1.49%+

 Dillard's, Inc. - Class A                                                           20,000               394,800
                                                                                                     ------------

 SECURITIES DEALERS - 1.76%+

 LaBranche & Co, Inc.*                                                               55,000               464,750
                                                                                                     ------------

 TRANSPORT SERVICES - 2.24%+

 Laidlaw International, Inc.*                                                        36,000               592,200
                                                                                                     ------------

 UTILITIES-DOMESTIC - 18.02%+

 Allegheny Energy, Inc.*(2)                                                         100,000             1,596,000
 Aquilla, Inc.*(2)                                                                  356,000             1,110,720
 CMS Energy Corporation*                                                            100,000               952,000
 Sierra Pacific Resources *(2)                                                      124,000             1,109,800
                                                                                                     ------------
                                                                                                        4,768,520
                                                                                                     ------------

 TOTAL COMMON STOCKS
      (cost $19,829,821)                                                                               23,986,689
                                                                                                     ============

--------------------------------------------------------------------------------
KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
THE SMALL CAP OPPORTUNITIES PORTFOLIO
Portfolio of Investments - September 30, 2004 (Unaudited)
--------------------------------------------------------------------------------


                                                                                PRINCIPAL
CORPORATE BONDS - CONVERTIBLE - 1.85%+                                           AMOUNT                 VALUE
--------------------------------------                                        -----------           -----------

PROPERTY/CASUALTY - 1.85%+

Fairfax Financial Holdings, Limited, 5.000%, 7/15/2023                        $   500,000           $   490,625
                                                                                                    -----------
TOTAL CORPORATE BONDS - CONVERTIBLE
   (cost $497,500)                                                                                      490,625
                                                                                                    ===========

RIGHTS - 3.97%+                                                                 SHARES
---------------                                                               -----------

CONTINGENT VALUE RIGHTS - 3.97%+
Comdisco Holding Company, Inc.#*                                                2,880,300             1,051,310
                                                                                                    -----------
TOTAL RIGHTS (cost $833,835)                                                                          1,051,310
                                                                                                    ===========

                                                                               PRINCIPAL
SHORT TERM INVESTMENTS - 1.56%+                                                 AMOUNT
-------------------------------                                               -----------

DISCOUNT NOTES - 0.85%+
Federal Home Loan Bank Discount Note,
1.0000%, 10/1/2004                                                            $   223,000               223,000
                                                                                                    -----------

VARIABLE RATE DEMAND NOTES** - 0.71%+
American Family, 1.4525%                                                              234                   234
U.S. Bank, N.A., 1.5900%                                                          187,657               187,657
Wisconsin Corporate Central Credit Union, 1.5100%                                     667                   667
                                                                                                    -----------
                                                                                                        188,558
                                                                                                    -----------
TOTAL SHORT-TERM INVESTMENTS
   (cost $411,558)                                                                                      411,558
                                                                                                    ===========

--------------------------------------------------------------------------------
KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
THE SMALL CAP OPPORTUNITIES PORTFOLIO
Portfolio of Investments - September 30, 2004 (Unaudited)
--------------------------------------------------------------------------------


INVESTMENTS PURCHASED WITH CASH                                                  PRINCIPAL
PROCEEDS FROM SECURITIES LENDING -                                                AMOUNT
18.19%+(4)                                                                       OR SHARES              VALUE
----------------------------------                                              -----------          ------------

MONEY MARKET FUNDS - 0.01%+
Merrill Lynch Premier Institutional Fund                                              1,893          $      1,893
   (cost $1,893)                                                                                     ------------

REPURCHASE AGREEMENTS - 18.18%+
CS First Boston Repurchase Agreement,
   1.920%, 10/1/2004 (Cost $1,514,164)(3)                                       $ 1,514,164             1,514,164
                                                                                                     ------------

CS First Boston Repurchase Agreement,
   1.920%, 10/1/2004 (Cost $3,298,701)(3)                                         3,298,701             3,298,701
                                                                                                     ------------

TOTAL REPURCHASE AGREEMENTS
  (cost $4,812,865)                                                                                     4,812,865
                                                                                                     ============

TOTAL INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING
   (cost $4,814,758)                                                                                    4,814,758
                                                                                                     ============

 TOTAL INVESTMENTS - 116.21%+
      (COST $26,387,472)                                                                             $ 30,754,940
                                                                                                     ============



       *   - Non-income producing security.
      **   - Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of September 30, 2004.
       #   - Contingent value right (contingent upon profitability of company).
       +   - Calculated as a percentage of net assets.
      ADR  - American Depository Receipts.
      GDR  - Global Depository Receipts.
      (2) - This security or a portion of this security was out on loan at September 30, 2004. Total loaned securities had a market value of $4,596,832 at September 30, 2004.
      (3) - Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.
      (4) - Total collateral received for securities loaned was $5,140,000 and included $325,242 in principal cash that remained uninvested at September 30, 2004.

--------------------------------------------------------------------------------
KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
THE KINETICS GOVERNMENT MONEY MARKET PORTFOLIO
Portfolio of Investments - September 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

                                                                                       PRINCIPAL
SHORT-TERM INVESTMENTS - 102.44% +                                                       AMOUNT                VALUE
----------------------------------                                                   --------------        --------------

DISCOUNT NOTES - 102.44% +
Federal Home Loan Bank Discount Note
   1.0000%, 10/01/2004                                                               $    1,275,000        $    1,275,000
                                                                                                           --------------
TOTAL INVESTMENTS - 102.44% +
     (COST $1,275,000)                                                                                     $    1,275,000
                                                                                                           ==============


     + - Calculated as a percentage of net assets.

--------------------------------------------------------------------------------
KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
THE INTERNET PORTFOLIO
Portfolio of Options Written - September 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

CALL OPTIONS WRITTEN                                                                  CONTRACTS          VALUE
--------------------                                                                  ---------        ----------

WebMD Corporation
      Expiring January 2005 at $10.00                                                     1,090        $   13,625
                                                                                                       ----------

PUT OPTIONS WRITTEN
-------------------

eBay, Inc.
      Expiring January 2005 at $40.00                                                        50               250
                                                                                                       ----------
TOTAL OPTIONS WRITTEN
   (PREMIUMS RECEIVED $309,768)                                                                        $   13,875
                                                                                                       ==========


                     See Notes to the Financial Statements.

--------------------------------------------------------------------------------
KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
THE MEDICAL PORTFOLIO
Portfolio of Options Written - September 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

CALL OPTIONS WRITTEN                                                                  CONTRACTS           VALUE
--------------------                                                                  ---------        ----------

Chiron Corporation
       Expiring January 2005 at $50.00                                                       50        $    4,625
                                                                                                       ----------
MGI Pharma, Inc.
       Expiring January 2005 at $30.00                                                      100            14,750
                                                                                                       ----------
                                                                                                           19,375
                                                                                                       ----------
TOTAL OPTIONS WRITTEN
   (PREMIUMS RECEIVED $83,697)                                                                         $   19,375
                                                                                                       ==========


                     See Notes to the Financial Statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                   Kinetics Mutual Funds, Inc. & Kinetics Portfolios Trust
                                        (Registrant)

     By (Signature and Title)   /s/ Peter B. Doyle
                             ---------------------------------------------------
                                Peter B. Doyle, President

     Date   November 29, 2004
            --------------------------------------------------------------------



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)*  /s/ Peter B. Doyle
                              --------------------------------------------------
                                Peter B. Doyle, President

     Date   November 29, 2004
            --------------------------------------------------------------------


     By (Signature and Title)*  /s/ Leonid Polyakov
                              --------------------------------------------------
                                Leonid Polyakov, Treasurer

     Date   November 29, 2004
            --------------------------------------------------------------------



                                       3